CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive income/(loss) CNY	Retained earnings CNY	Treasury stock CNY	Total Ctrip's shareholders' equity CNY	Non-controlling interests. CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	2,939,527	3,465,924,424	98,049,668	(172,466,277)	3,806,608,747	(158,761,225)	7,042,294,864	102,770,969		7,145,065,833
Balance (in shares) at Dec. 31, 2011	35,849,473					242,832
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	39,617	93,215,551					93,255,168			93,255,168
Issuance of common stock pursuant to share incentive plan (in shares)	627,635
Share-based compensation		429,165,035					429,165,035			429,165,035
Appropriations to statutory reserves			5,172,844		(5,172,844)
Repurchasing common stock						(1,733,127,675)	(1,733,127,675)			(1,733,127,675)
Repurchasing common stock (in shares)	(4,122,474)					4,122,474
Foreign currency translation adjustments				21,039,744			21,039,744			21,039,744
Unrealized securities holding gains				92,647,858			92,647,858			92,647,858
Purchasing of Purchased Call Option		(346,009,222)					(346,009,222)			(346,009,222)
Sale of Issued Warrants		167,503,950					167,503,950			167,503,950
Purchasing and settlement Capped Call Option		4,809,282					4,809,282			4,809,282
Net income / (loss)					714,405,864		714,405,864	(23,895,101)		690,510,763
Disposal of a stake of shares of a subsidiary		17,577,884					17,577,884	2,674,521		20,252,405
Issuance of convertible preferred shares by a subsidiary								67,243,193		67,243,193
Acquisition of a subsidiary								12,000,000		12,000,000
Acquisition of additional stake in subsidiary		(13,930,677)					(13,930,677)	(65,546,044)		(79,476,721)
Balance at Dec. 31, 2012	2,979,144	3,818,256,227	103,222,512	(58,778,675)	4,515,841,767	(1,891,888,900)	6,489,632,075	95,247,538		6,584,879,613
Balance (in shares) at Dec. 31, 2012	32,354,634					4,365,306
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	54,346	194,142,177					194,196,523			194,196,523
Issuance of common stock pursuant to share incentive plan (in shares)	885,398
Share-based compensation		440,992,258					440,992,258			440,992,258
Appropriations to statutory reserves			15,226,718		(15,226,718)
Foreign currency translation adjustments				(14,167,524)			(14,167,524)			(14,167,524)
Unrealized securities holding gains				445,580,779			445,580,779			445,580,779
Purchasing of Purchased Call Option		(842,694,944)					(842,694,944)			(842,694,944)
Sale of Issued Warrants		470,838,904					470,838,904			470,838,904
Early Termination of Call Option		70,270,919					70,270,919			70,270,919
Early Conversion of Convertible Notes		(63,288,632)				340,747,632	277,459,000			277,459,000
Early Conversion of Convertible Notes (in shares)	588,219					(588,219)
Net income / (loss)					998,319,684		998,319,684	(91,917,099)		906,402,585
Issuance of convertible preferred shares by a subsidiary								132,709,989		132,709,989
Acquisition of a subsidiary								63,700,000		63,700,000
Acquisition of additional stake in subsidiary		(32,143)					(32,143)	(50,000)		(82,143)
Balance at Dec. 31, 2013	3,033,490	4,088,484,766	118,449,230	372,634,580	5,498,934,733	(1,551,141,268)	8,530,395,531	199,690,428		8,730,085,959
Balance (in shares) at Dec. 31, 2013	33,828,251					3,777,087
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	51,483	221,534,465					221,585,948			221,585,948
Issuance of common stock pursuant to share incentive plan (in shares)	835,042
Share-based compensation		496,643,489					496,643,489			496,643,489
Appropriations to statutory reserves			15,649,517		(15,649,517)
Repurchasing common stock						(446,155,147)	(446,155,147)			(446,155,147)
Repurchasing common stock (in shares)	(392,306)					392,306
Foreign currency translation adjustments				(66,759,799)			(66,759,799)		(10,759,727)	(66,759,799)
Unrealized securities holding gains				137,704,595			137,704,595		22,193,952	137,704,595
Early Conversion of Convertible Notes		8,945,339				391,665,502	400,610,841			400,610,841
Early Conversion of Convertible Notes (in shares)	846,131					(846,131)
Net income / (loss)					242,739,781		242,739,781	(151,117,436)	14,766,842	91,622,345
Disposal of a stake of shares of a subsidiary								(280,075)		(280,075)
Issuance of convertible preferred shares by a subsidiary								186,057,768		186,057,768
Acquisition of a subsidiary								658,466,145		658,466,145
Acquisition of additional stake in subsidiary	299	12,413,757					12,414,056	(44,268,537)		(31,854,481)
Acquisition of additional stake in subsidiary ( in Shares)	29,864
Balance at Dec. 31, 2014	3,085,272	4,828,021,816	134,098,747	443,579,376	5,726,024,997	(1,605,630,913)	9,529,179,295	848,548,293	$ 1,672,586,081	10,377,727,588
Balance (in shares) at Dec. 31, 2014	35,146,982					3,323,262